Shareholders' Equity	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8: - SHAREHOLDERS’ EQUITY

Share-based compensation:

a.	On April 3, 2013, the Company approved a new Share Option Plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares, restricted shares and Restricted Share Units (“RSUs”) to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

On October 30, 2016, the Board resolved to increase the number of Ordinary Shares reserved under the 2013 Share Option Plan, from 1,250,000 to 2,450,000.

The total number of Ordinary Shares available for future grants under the 2013 Share Option Plan as of June 30, 2018, was 883,470.

b.	The following is a summary of the Company’s stock options activity for the six month period ended June 30, 2018:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2017	679,552	$13.20	3.35	$4,517
Granted	-	-
Exercised	(194,392)	10.00
Expired and forfeited	(7,450)	18.47

Outstanding at June 30, 2018	477,710	$14.43	3.20	$2,554

Vested and expected to vest at June 30, 2018	477,710	$14.43	3.20	$2,554

Exercisable at June 30, 2018	164,208	$11.42	2.40	$1,368

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of the six month period ended June 30, 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2018. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

c.	As of June 30, 2018, stock options under the 2013 Share Option Plan, as amended are as follows:

	Options outstanding at June 30, 2018			Options exercisable at June 30, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

5.35-6.00	10,400	5.49	0.70	10,400	5.49	0.70
11.12-14.52	294,558	11.79	2.75	153,808	11.82	2.52
18.90-19.85	172,752	19.47	4.11	-	-	-

	477,710			164,208

d.	The following is a summary of the Company’s RSUs activity for the six month period ended June 30, 2018:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2017	240,054	1.74	$4,765
Granted	30,200
Vested	(36,958)
Cancelled and forfeited	(4,450)

Outstanding at June 30, 2018	228,846	1.55	$4,520

Vested and expected to vest at June 30, 2018	228,846	1.55	$4,520

e.	The weighted average fair value of options granted during the six month period ended June 30, 2017 were $7.96. No options were granted during the six month period ended June 30, 2018.

f.	The weighted average fair values of RSUs granted during the six month periods ended June 30, 2018 and 2017 were $19.62 and $18.44 per share, respectively.

g.	The following table summarizes the departmental allocation of the Company’s share-based compensation charges:

	Six months ended June 30,
	2018*	2017*
	Unaudited

Cost of revenues	$77	$67
Research and development, net	411	242
Sales and marketing, net	462	272
General and administrative	392	659

	$1,342	$1,240

(*)	Including $827 and $778 of compensation cost related to RSUs for the six month periods ended June 30, 2018 and 2017, respectively.

h.	Share-based compensation:

As of June 30, 2018, there are $3,374 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.12 years.